Segment, Product and Geographic Information - Accounts receivable from significant customers (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Accounts receivable	$ 75,222	$ 87,963
Customer A and Its Affiliates [Member]
Disclosure of operating segments [line items]
Accounts receivable	62,136	63,501
Customer B and Its Affiliates [Member]
Disclosure of operating segments [line items]
Accounts receivable	$ 13,086	$ 24,462